Subsequent Events (Details) $ in Thousands				1 Months Ended	9 Months Ended	23 Months Ended
	Nov. 05, 2021 USD ($)	Oct. 28, 2021 USD ($) retailProperty	Aug. 05, 2021 USD ($)	Nov. 15, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Oct. 07, 2021 USD ($)
Subsequent Event [Line Items]
Consideration transferred					$ 238,374
Affiliated entity
Subsequent Event [Line Items]
Aggregate net proceeds						$ 252,103
Class N Common Stock | Massachusetts Mutual Life Insurance Company | Affiliated entity
Subsequent Event [Line Items]
Stock repurchased during period			$ 22,000
Subsequent Event
Subsequent Event [Line Items]
Number of retail properties | retailProperty		5
Subsequent Event | Minimum
Subsequent Event [Line Items]
General partnership interests In retail properties		3.20%
Subsequent Event | Maximum
Subsequent Event [Line Items]
General partnership interests In retail properties		8.90%
Subsequent Event | ITP LLC
Subsequent Event [Line Items]
Payments to acquire interest in joint venture		$ 10,600
Consideration transferred		7,600
Subsequent Event | ITP LLC | GP Fund
Subsequent Event [Line Items]
Consideration transferred		$ 4,400
Subsequent Event | ITP LLC
Subsequent Event [Line Items]
Ownership percentage		85.00%
Subsequent Event | ITP LLC | TriPost
Subsequent Event [Line Items]
Ownership percentage by noncontrolling owners		15.00%
Subsequent Event | GP Fund | ITP LLC
Subsequent Event [Line Items]
Ownership percentage		90.00%
Subsequent Event | GP Fund | Borzak-PT, LLC
Subsequent Event [Line Items]
Ownership percentage by noncontrolling owners		10.00%
Subsequent Event | Public Offering
Subsequent Event [Line Items]
Aggregate net proceeds				$ 36,500
Subsequent Event | Class N Common Stock | Massachusetts Mutual Life Insurance Company | Affiliated entity
Subsequent Event [Line Items]
Stock repurchased during period	$ 37,600
Subsequent Event | Class N Common Stock | Private Offering
Subsequent Event [Line Items]
Proceeds from issuance of private placement				11,000
Subsequent Event | Class E Common Stock | Private Offering
Subsequent Event [Line Items]
Proceeds from issuance of private placement				$ 2,200
Sale of stock, maximum private offering							$ 20,000